Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets Current [Abstract]
Schedule Of Other Current Assets [Table Text Block]
	2012	2011
Prepaid expenses	481	1,118
Insurance claims	1,458	49
Other	251	290
Total	2,190	1,457